SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Straight-line Method of Depreciation [Table Text Block]
Equipment	5 years

Equipment	5 years

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
		Fair Value Measurement at December 31, 2013
	Carrying
	Value at
	December 31, 2013	Level 1	Level 2	Level 3
Liabilities
Derivative convertible debt liability	$180.033	$-	$-	$180.033
Derivative warrant liability	$224,042	$-	$-	$224,042
Total derivative liability	$404,075	$-	$-	$404,075